SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Schedule of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial income:
Interest from bank deposits and marketable securities	$ 33	$ 29	$ 304
Gains from marketable securities, net	7		71
Exchange rate differences , net	69	170	102
Interest from government authorities, net	273	225	988
Financial income	382	424	1,465
Financial expenses:
Accretion of payment obligation related to acquisitions	1,131	177	100
Interest with respect to long-term loans	363	373
Other	121	48	72
Financial expenses	1,615	598	172
Financial income, net	$ (1,233)	$ (174)	$ 1,293